OMB APPROVAL
OMB Number: 3235-0582
Expires: January 31, 2015
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-22445

Pinnacle Capital Management Funds Trust

(Exact name of registrant as specified in charter)

100 Limestone Plaza Fayetteville, New York	19901
(Address of principal executive offices)	(Zip code)

Capital Services, Inc.        615 S. Dupont Highway        Dover, Delaware    19901

(Name and address of agent for service)

With a copy to:

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Registrant's telephone number, including area code:  (315) 234-9716

Date of fiscal year end:            October 31

Date of reporting period:          July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Joseph Masella
Joseph Masella, President
Date	August 28, 2014

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

1789 GROWTH AND INCOME FUND
PROXY VOTING RECORD - July 1, 2013 - June 30, 2014

INVESTMENT COMPANY REPORT

Issuer Name	Ticker	CUSIP	Meeting Date	Meeting Type	Ballot Issue	Proposal	Proponent	Vote Cast	For/Against Management
SABMILLER PLC	SAB	78572M105	7/25/2013	ANNUAL	1	TO RECEIVE AND ADOPT THE FINANCIAL STATEMENTS FOR THE YEAR ENDED 31 MARCH 2013, TOGETHER WITH THE REPORTS OF THE DIRECTORS AND AUDITORS THEREIN	MGMT	FOR	FOR
					2	TO RECEIVE AND, IF THOUGHT FIT, TO APPROVE THE DIRECTORS' REMUNERATION REPORT 2013 CONTAINED IN THE ANNUAL REPORT FOR THE YEAR ENDED 31 MARCH 2013	MGMT	FOR	FOR
					3	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
FEDEX CORPORATION	FDX	31428X106	9/23/2013	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	MGMT	FOR	FOR
					3	APPROVAL OF AMENDMENT TO 2010 OMNIBUS STOCK INCENTIVE PLAN TO INCREASE THE NUMBER OF AUTHORIZED SHARES	MGMT	FOR	FOR
					4	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	MGMT	FOR	FOR
					5	STOCKHOLDER PROPOSAL REGARDING INDEPENDENT BOARD CHAIRMAN	SHAREHOLDER	FOR	AGAINST
					6	STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS FOR SHAREHOLDERS	SHAREHOLDER	FOR	AGAINST
					7	STOCKHOLDER PROPOSAL REGARDING LIMITING ACCELERATED VESTING OF EQUITY AWARDS UPON A CHANGE IN CONTROL ("LIMIT ACCELERATED EXECUTIVE PAY")	SHAREHOLDER	FOR	AGAINST
					8	STOCKHOLDER PROPOSAL REGARDING HEDGING AND PLEDGING POLICY	SHAREHOLDER	FOR	AGAINST
					9	STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS REPORT	SHAREHOLDER	FOR	AGAINST
					10	STOCKHOLDER PROPOSAL REGARDING CONGRUENCY BETWEEN CORPORATE VALUES AND POLITICAL CONTRIBUTIONS	SHAREHOLDER	FOR	AGAINST
					11	STOCKHOLDER PROPOSAL REGARDING VOTE COUNTING TO EXCLUDE ABSTENTIONS	SHAREHOLDER	FOR	AGAINST
CACI INTERNATIONAL INC	CACI	127190X304	11/14/2013	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION	MGMT	FOR	FOR
					3	TO AMEND THE 2002 EMPLOYEE STOCK PURCHASE PLAN	MGMT	FOR	FOR
					4	TO RATIFY THE APPOINTMENT OF THE ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR FISCAL YEAR 2014	MGMT	FOR	FOR
THE CLOROX COMPANY`	CLX	189054X109	11/20/2013	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	ADVISORY VOTE ON EXEXCUTIVE COMPENSATION	MGMT	FOR	FOR
					3	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	MGMT	FOR	FOR
PALL CORPORATION	PLL	696429307	12/11/2013	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	PROPOSAL TO RATIFY APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2014	MGMT	FOR	FOR
					3	PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	MGMT	FOR	FOR
INTUIT INC	INTU	461202103	1/23/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING 7/31/2014	MGMT	FOR	FOR
					3	APPROVAL OF AMENDED AND RESTATED 2005 EQUITY INCENTIVE PLAN	MGMT	FOR	FOR
					4	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	2/24/2014	SPECIAL	1	TO APPROVE THE COMPENSATION OF MR. EREZ VIGODMAN, THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER - DESIGNATE, AND MATTERS RELATING THERETO.	MGMT	FOR	FOR
MONDELEZ INTERNATIONAL	KRFT	609207105	3/14/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	MGMT	FOR	FOR
					3	APPROVE MONDELEZ INTERNATIONAL, INC. AMENDED AND RESTATED 2005 PERFORMANCE INCENTIVE PLAN	MGMT	FOR	FOR
					4	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR ENDING DECEMBER 31, 2014	MGMT	FOR	FOR
					5	SHAREHOLDER PROPOSAL: REPORT ON PACKAGING	SHAREHOLDER	FOR	AGAINST
THE WALT DISNEY COMPANY	DIS	254687106	03/18/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTANTS FOR 2014.	MGMT	FOR	FOR
					3	TO APPROVE THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION	MGMT	FOR	FOR
					4	TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION	MGMT	FOR	FOR
					5	TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO PROXY ACCESS	SHAREHOLDER	AGAINST	FOR
					6	TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO ACCELERATION OF EQUITY AWARDS	SHAREHOLDER	FOR	AGAINST
ITT CORPORATION	ITT	450911201	3/24/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE 2014 FISCAL YEAR	MGMT	FOR	FOR
					3	APPROVAL OF AN ADVISORY VOTE ON EXECUTIVE COMPENSATION	MGMT	FOR	FOR
					4	SHAREHOLDER PROPOSAL REGARDING EXECUTIVE STOCK RETENTION REQUIREMENTS	SHAREHOLDER	FOR	AGAINST
XEROX CORPORATION	XRX	984121103	3/24/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 2014.	MGMT	FOR	FOR
					3	APPROVAL, ON AN ADVISORY BASIS, OF THE 2013 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MGMT	FOR	FOR
EXXON MOBIL CORPORATION	XON	30231G102	4/4/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	RATIFCATION OF INDEPENDENT AUDITORS	MGMT	FOR	FOR
					3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	MGMT	FOR	FOR
					4	MAJORITY VOTE FOR DIRECTORS	SHAREHOLDER	FOR	AGAINST
					5	LIMIT DIRECTORSHIPS	SHAREHOLDER	FOR	AGAINST
					6	AMENDMENT OF EEO POLICY	SHAREHOLDER	FOR	AGAINST
					7	REPORT ON LOBBYING	SHAREHOLDER	FOR	AGAINST
					8	GREENHOUSE GAS EMISSIONS GOALS	SHAREHOLDER	FOR	AGAINST
ADOBE SYSTEMS	ADBE	00724F101	4/10/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	APPROVAL OF THE AMENDMENT OF 2003 EQUITY INCENTIVE PLAN TO INREASE THE AVAILABLE SHARE RESERVE BY 8.85 MILLION SHARES	MGMT	FOR	FOR
					3	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING ON NOVEMBER 28, 2014	MGMT	FOR	FOR
					4	APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS	MGMT	FOR	FOR
GENERAL ELECTRIC COMPANY	GE	369604103	4/23/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	ADVISORY APPROVAL OF OUR NAMED EXECUTIVES' COMPENSATION	MGMGT	FOR	FOR
					3	RATIFICATION OF SELECTION OF INDEPENDENT AUDITOR FOR 2014	MGMT	FOR	FOR
					4	CUMULATIVE VOTING	SHAREHOLDER	FOR	AGAINST
					5	SENIOR EXECUTIVES HOLD OPTION SHARES FOR LIFE	SHAREHOLDER	FOR	AGAINST
					6	MULTIPLE CANDIDATE ELECTIONS	SHAREHOLDER	FOR	AGAINST
					7	RIGHT TO ACT BY WRITTEN CONSENT	SHAREHOLDER	FOR	AGAINST
					8	CESSATION OF ALL STOCK OPTIONS AND BONUSES	SHAREHOLDER	FOR	AGAINST
					9	SELL THE COMPANY	SHAREHOLDER	FOR	AGAINST
KELLOGG COMPANY	K	487836108	4/25/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION	MGMT	FOR	FOR
					3	MANAGEMENT PROPOSAL TO DECLASSIFY THE BOARD OF DIRECTORS	MGMT	FOR	FOR
					4	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS KEELLOGG'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2014	MGMT	FOR	FOR
					5	SHAREOWNER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING A HUMAN RIGHTS REPORT	SHAREHOLDER	FOR	AGAINST
					6	SHAREOWNERPROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, TO ADOPT SIMPLE MAJORITY VOTE	SHAREHOLDER	FOR	AGAINST
FIRST CASH FINANCIAL SERVICES, INC.	FCFS	31942D107	4/25/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	RATIFICATION OF THE SELECTION OF HEIN & ASSOCIATES LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE CONPANY FOR THE YEAR ENDING DECEMBER 31, 2014	MGMT	FOR	FOR
					3	APPROVE, BY NON-BINDING VOTE, THE COMPENSATION OF NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE PROXY STATEMENT	MGMT	FOR	FOR
RITE AID CORPORATION	RAD	767754104	4/28/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	MGMT	FOR	FOR
					3	APPROVE ON AN ADVISORY BASIS THE COMPENSATION OF NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY STATEMENT	MGMT	FOR	FOR
					4	APPROVE THE ADOPTION OF THE RITE AID CORPORATION 2014 OMNIBUS EQUITY INCENTIVE PLAN	MGMT	FOR	FOR
					5	CONSIDER A SOTCKHOLDER PROPOSAL REGARDING AN INDEPENDENT CHAIRMAN, IF PROPERLY PRESENTED AT THE ANNUAL MEETING	SHAREHOLDER	FOR	AGAINST
UNITED TECHNOLOGIES CORPORATION	UTX	913017109	4/28/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITOR FOR 2014	MGMT	FOR	FOR
					3	APPROVE AN AMENDMENT AND RESTATEMENT OF THE 2005 LONG-TERM INCENTIVE PLAN, INCLUDING APPROVAL OF ADDITIONAL SHARES FOR FUTURE AWARDS	MGMT	FOR	FOR
					4	ADVISORY VOTE TO APPROVE THE COMPENSATION OF NAMED EXECUTIVE OFFICERS	MGMT	FOR	FOR
INTERNATIONAL BUSINESS MACHINES CORP	IBM	459200101	4/29/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUTNING FIRM	MGMT	FOR	FOR
					3	ADVISORY VOTE ON EXECUTIVE COMPENSATION	MGMT	FOR	FOR
					4	APPROVAL OF LONG-TERM INCENTIVE PERFORMANCE TERMS FOR CERTAIN EXECUTIVES PURSUANT TO SECTION 162m OF THE INTERNAL REVENUE SVC	MGMT	FOR	FOR
					5	ADOPTION OF THE IBM 2014 EMPLOYEES STOCK PURCHASE PLAN	MGMT	FOR	FOR
					6	STOCKHOLDER PROPOSAL FOR DISCLOSURE O F LOBBYING POLICIES AND PRACTICES	SHAREHOLDER	FOR	AGAINST
					7	STOCKHOLDER PROPOSAL ON THE RIGHT TO ACT BY WRITTEN CONSENT	SHAREHOLDER	FOR	AGAINST
					8	STOCKHOLDER PROPOSAL TO LIMIT ACCELERATED EXECUTIVE PAY	SHAREHOLDER	FOR	AGAINST
EMC CORPORATION	EMC	268648102	4/30/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	RATIFICATION OF THE SELECTION BY THE AUDIT COMMITTEE OF PRICEWATERHOUSECOOPERS LLP AS EMC'S INDEPENDENT AUDITORS.	MGMT	FOR	FOR
					3	ADVISORY APPROVAL OF EXECUTIVE COMPENSATION	MGMT	FOR	FOR
					4	TO ACT UPON A SHAREHOLDER PROPOSAL RELATING TO AN INDEPENDENT BOARD CHAIRMAN, AS DESCRIBED IN EMC'S PROXY STATEMENT	SHAREHOLDER	FOR	AGAINST
					5	TO ACT UPON A SHAREHOLDER PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS, AS DESCRIBED IN EMC'S PROXY STATEMENT	SHAREHOLDER	FOR	AGAINST
AFLAC INCORPORATED	AFL	001055102	5/5/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
2
TO CONSIDER THE FOLLOWING NON-BINDING ADVISORY PROPOSAL: "RESOLVED, THAT THE SHAREHOLDERS APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, PURSUANT TO THE COMPENSATION DISCLOSURE RULES OF THE SECURITIES AND EXCHANGE COMMISSION, INCLUDING AS DISCLOSED INT EH COMPENSATION DISCUSSION ADN ANALYSIS, EXECUTIVE COMPENSATION TABLES AND ACCOMPANYING NARRATIVE DISCUSSION IN TEH PROXY STATEMENT"
							MGMT	FOR	FOR
					3	TO CONSIDER AND ACT UPON THE RATIFICATION OF THE APPOITNMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2014	MGMT	FOR	FOR
CVS CAREMARK CORPORATION	CVS	126650100	5/8/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	PROPOSAL TO RATIFY INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2014	MGMT	FOR	FOR
					3	SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION	MGMT	FOR	FOR
BARNES GROUP, INC	B	067806109	5/9/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014	MGMT	FOR	FOR
					3	ADVISORY (NON-BINDING) RESOLUTION TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION	MGMT	FOR	FOR
					4	APPROVE THE 2014 BARNES GROUP INC. STOCK AND INCENTIVE AWARD PLAN
APACHE CORPORATION	APA	037411105	5/15/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	RATIFICATION OF ERNST & YOUNG LLP AS APACHE'S INDEPENDENT AUDITORS	MGMT	FOR	FOR
					3	ADVISORY APPROVAL REGARDING THE COMPENSATION OF COMPANY'S NAMED EXECUTIVE OFFICERS	MGMT	FOR	FOR
					4	APPROVAL OF AMENDMENT TO APACHE'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE APACHE'S CLASSIFIED BOARD OF DIRECTORS	MGMT	FOR	FOR
THE DOW CHEMICAL COMPANY	DOW	260543103	5/15/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	RATIFICATION OF THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	MGMT	FOR	FOR
					3	ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION	MGMT	FOR	FOR
					4	APPROVAL OF THE AMENDED AND RESTATED 2012 STOCK INCENTIVE PLAN	MGMT	FOR	FOR
					5	STOCKHOLDER PROPOSAL ON STOCKHOLDER ACTION BY WRITTEN CONSENT	SHAREHOLDER	FOR	AGAINST
					6	STOCKHOLDER PROPOSAL ON EXECUTIVE STOCK RETENTION	SHAREHOLDER	FOR	AGAINST
FIDELITY NAT'L INFORMATION SERVICES IN	FIS	31620M106	5/28/2014	ANNUAL	1	ELECTION OF NOMINEE DIRECTORS	MGMT	FOR	FOR
					2	ADVISORY VOTE ON FIDELITY NATIONAL INFORMATION SERVICES, IN. EXECUTIVE COMPENSATION	MGMT	FOR	FOR
					3	TO APPROVE THE ELIMINATION OF THE SUPERMAJORITY VOTING REQUIREMENT IN QRTICLE IV OF THE CORPORATION'S ARTICLES OF INCORPORATION	MGMT	FOR	FOR
					4	TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2014 FISCAL YEAR.	MGMT	FOR	FOR